Employee Benefits - Summary of Employee Benefits Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ 1,314.8	$ 1,342.4
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ 644.2	$ 758.6